As filed with the Securities and Exchange Commission on October 28, 2010
1933 Act Registration No. 333-141763
1940 Act Registration No. 811-08441
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 13 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 156 /X/

Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)

American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860 Syracuse,
New York 13202
(Name and Address of Agent for Service)

Copy to: Ronald R. Bessette, Esquire

The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on November 15, 2010, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III B Class
American Legacy III C Share, American Legacy III View
American Legacy Design, American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance (A Share), Lincoln ChoicePlusSM Assurance (A Class)
Lincoln ChoicePlusSM Assurance (B Share), Lincoln ChoicePlusSM Assurance (B Class)
Lincoln ChoicePlusSM Assurance (C Share),  Lincoln ChoicePlusSM Assurance (L Share)
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines a change to the Lincoln Lifetime IncomeSM Advantage 2.0 rider discussion that was provided in a prospectus supplement dated September 13, 2010. This change is effective for all contractowners beginning November 15, 2010. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Beginning November 15, 2010, contractowners who have declined an automatic step-up under the Lincoln Lifetime IncomeSM Advantage 2.0 rider will continue to receive a 5% Enhancement during the first five rider years. This change results in the following revisions to the September 13, 2010 supplement:

Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge. The following paragraph replaces in its entirety the third paragraph in the Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge section of the prospectus supplement:

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0. The following paragraph replaces in its entirety the sixth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 section of the prospectus supplement:

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.  In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

The following paragraph replaces in its entirety the fourth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Automatic Annual Step-ups of the Income Base section of the prospectus supplement:

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Please refer to the September 13, 2010 supplement for complete details of the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy III, American Legacy III (B Class)
American Legacy III C Share,  American Legacy III Plus
American Legacy III View, American Legacy Design
American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your American Legacy individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options:

•	LVIP American Balanced Allocation Fund (Service Class)
•	LVIP American Growth Allocation Fund (Service Class)
•	LVIP American Income Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Balanced Allocation Fund (Service Class) 1, 2	0.25%	0.35%	0.06%	0.44%	1.10%	-0.05%	1.05%
LVIP American Growth Allocation Fund (Service Class) 1, 2	0.25	0.35	0.06	0.45	1.11	-0.05	1.06
LVIP American Income Allocation Fund (Service Class) 1,3	0.25	0.35	0.23	0.42	1.25	-0.18	1.07
1Other expenses are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expense (excluding underlying fund fees and expenses) exceeds 0.65% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Balanced Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Income Allocation Fund: Current income with growth of capital; a fund of funds.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: American Legacy Fundamental Growth Model, American Legacy Equity Growth Model, American Legacy Fundamental Balanced Model and American Legacy Fundamental Income Model. If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements As of January 20, 2009:

The following discussion replaces the final two paragraphs of the Investment Requirements As of January 20, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The fixed account is only available for dollar cost averaging.

•	Asset Allocation Fund
•	Bond Fund
•	Global Bond Fund
•	U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models will not be available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy Shareholder’s Advantage (A Share)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract for contracts purchased on or after November 15, 2010. This supplement is for informational purposes and requires no action on your part.

•
The mortality and expense risk charges and the charges for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010 (except for those purchased as part of a fee-based financial plan).

•
If your contract is purchased as part of a fee-based financial plan on or after November 15, 2010 the charge for the EGMDB death benefit will not change and the charges for the Guarantee of Principal death benefit and Account Value death benefit as well as the charges for the i4LIFE® Advantage Guarantee of Principal death benefit and Account Value death benefit will be reduced.

These changes result in the following revisions to your May 1, 2010 prospectus, as supplemented. All other provisions of your prospectus remain unchanged.

Special Terms – Effective November 15, 2010, the following definition is inserted after the definition of death benefit in the Special Terms section of the prospectus:

Fee-based financial plan: A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Expense Tables – As of November 15, 2010, the fees and expenses table below replaces in its entirety the Contractowner Transaction Expenses table in the Expense Tables section of the prospectus:

Contractowner Transaction Expenses:

Sales charge (as a percentage of gross purchase payments):           5.50%*
Transfer charge                                                                              $25**

*The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. The sales charge will be waived for contracts purchased as part of a fee-based financial plan.  For contracts purchased prior to November 15, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions in the prospectus.
**The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table in the Expense Tables section:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for all contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%

i4LIFE® Advantage (as a daily percentage of average Account Value) for all contracts purchased prior to November 15, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase table in the Expense Table:

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after November 15, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life) 0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replace in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

·	Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):

·	Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary Of Common Questions – The following paragraph is inserted after the first paragraph in the Summary of Common Questions section of the prospectus.

Your contract may be issued as part of a fee-based financial plan. A fee based financial plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges as well as a lower charge for i4LIFE® Advantage on contracts issued as part of a fee-based financial plan.

Charges and Other Deductions – The following discussion outlines changes to the Charges and Other Deductions section of your prospectus.

The following sentence is added immediately prior to the Deductions from the VAA section of your prospectus:

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality and expense risk charges and a waiver of the sales charge.

As of November 15, 2010, the following tables replace in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

For all contracts purchased prior to November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Sales Charge.  A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you make.  We deduct the sales charge from each gross purchase payment before it is allocated to a subaccount and/or fixed account. The sales charge is a percentage of each gross purchase payment and is based on the owner’s investment amount at the time each gross purchase payment is made.

For contracts purchased on or after November 15, 2010, the sales charge is calculated according to the following scale. This table replaces the table in the Sales Charge section of your May 1, 2010 prospectus.

Owner’s Investment	Sales Charge
$0 - $49,999 ……..…………...…	5.50%
$50,000 - $99,999 ………………	4.50%
$100,000 - $249,999 ……………	3.50%
$250,000 - $499,999 ……………	2.50%
$500,000 - $999,999 ……………	2.00%
$1,000,000 or greater …………...	1.00%

The following sentence is added as a new final sentence to the Sales Charge section of your prospectus:

The sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Rider Charges.  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. As of November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.

For contracts purchased on or after November 15, 2010 (if purchased as part of a fee-based financial plan) the annual rate of the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value (1.00% for contracts purchased as part of a fee-based financial plan). For all contracts purchased prior to November 15, 2010, the annual rate is 1.05%.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts purchased on or after November 15, 2010, the total annual rate is as follows: 1.80% (1.65% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.85% (1.70% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% (1.95% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.65% (1.50% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 1.70% (1.55% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% (1.80% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.70% for the i4LIFE® Advantage Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010, if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.85% for the i4LIFE® Advantage Account Value death benefit; 1.90% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.15% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described in the i4LIFE® Advantage section of the prospectus).  At the time of the step-up, the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (version 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or step-up period election by giving us notice within 30 days after the date on which the step-up or step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge, to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE ® Advantage section of this the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge to that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

For contracts purchased on or after November 15, 2010, the annual rate is as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For all contracts purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 if purchased as part of a fee-based financial plan or prior to November 15, 2010 if not purchased as part of a fee-based financial plan, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of November 15, 2010, the paragraph below replaces in its entirely the second paragraph of the Other Charges and Deductions section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy Shareholder’s Advantage (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract for contracts purchased on or after November 15, 2010, as outlined below.  This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges and the charge for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010.  These changes result in the following revisions to your May 1, 2010 prospectus, as supplemented. All other provisions of your prospectus remain unchanged.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table section in the Expense Tables section of the prospectus:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the Optional Rider Charges section of the i4LIFE® Advantage Payout Phase table in the Expense Table.

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit version 4 on or after September 13, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge (single life) 0.65%
•	Current annual percentage charge (joint life) 0.85%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections of Guaranteed Income Benefit versions 1, 2 and 3):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.80% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replaces in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

·	Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to November 15, 2010:

·	Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,361	$2,942	$4,539	$8,632

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,361	$2,942	$4,539	$8,632

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges and Other Deductions – As of November 15, 2010, the following table replaces in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

For contracts purchased prior to November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Rider Charges –  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB).

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% (0.50% for version 1, 2 and 3) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

If your contract was purchased on or after November 15, 2010 and if you elect the joint life option on or after November 15, 2010, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.00% for the i4LIFE® Advantage Account Value death benefit; 2.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.30% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described in the i4LIFE® Advantage section of the prospectus). At the time of the step-up , the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (version 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or step-up period election by giving us notice within 30 days after the date on which the step-up or step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge to that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.  For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of November 15, 2010, the paragraph below replaces in its entirely the second paragraph of this section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Fee-based financial plans – Contracts under this prospectus are not available for purchase under fee-based financial plans. As such, as of November 15, 2010, all references to fee-based financial plans are deleted.

Please retain this Supplement for future reference.

PART A

The prospectuses for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-141763) filed on April 16, 2010.

Supplement to the prospectuses for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141763) filed on August 26, 2010 and to the definitive 497 filing filed on September 13, 2010.

PART B

The Statements of Additional Information for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-141763) filed on April 16, 2010.

Lincoln Life & Annuity Variable Annuity Account H

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-141763) filed on April 16, 2010.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-141763) filed on April 16, 2010.

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-141763) filed on April 16, 2010.

Balance Sheets - Years ended December 31, 2009 and 2008
Statements of Income - Years ended December 31, 2009, 2008, and 2007
Statements of Shareholder’s Equity - Years ended December 31, 2009, 2008, and 2007
Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2)	Not Applicable.

(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

(b)
Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(4)	(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

	(b)	Contract Specifications Page for Return of Premium death benefit incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-92298) filed on September 22, 2003.

	(c)	Enhanced Guaranteed Minimum Death Benefit (EGMDB) Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-92298) filed on July 12, 2002.

	(d)	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

	(e)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

(f)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

(g)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 92298) filed on April 17, 2003.

(h)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 92298) filed on April 17, 2003.

(i)	Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

(j)	Variable Annuity Rider (32793A-NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333- 92298) filed on September 22, 2003.

(k)	Variable Annuity Contract (30070A NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

(l)	Contract Specifications (CD NYAL3A) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 92298) filed on April 8, 2004.

(m)	Guaranteed Accumulation Values (NY ALSH GV 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

(n)	Form of Variable Annuity Rider (32793HWM-A-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-92298) filed on December 20, 2004..

(o)	Form of Contract Specification Page for Account Value Death Benefit (CDNYAL3B 6/05) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

(p)	Form of Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

(q)	Form of Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

(r)	Form of Contract Benefit Data for GIB (CBNY-ALSH-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

(s)	Form of Contract Benefit Data for GIB (CBNY-ALSH-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

(t)	Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(u)	Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(v)	Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(w)	Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(x)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(y)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(z)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(aa)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(bb)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(cc)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(dd)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ee)	Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 92298) filed on November 9, 2006.

(ff)	Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(gg)	Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(hh)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ii)	Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(jj)	Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(kk)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(ll)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(mm)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(nn)	Guaranteed Income Benefit Rider (AGIB 10/08 NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(oo)	Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(pp) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8-10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(qq) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8-10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(rr) Contract Benefit Data (CBD 8-10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(ss) Variable Annuity Payment Option Rider (I4LA-NQ 8-10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(tt) Variable Annuity Payment Option Rider (I4LA-Q 8-10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(5)	(a) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment 11 (File No. 333-141763) filed on April 16, 2010.

	(b)	Application for fee-based option (ALSAFB-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141763) filed on April 9, 2008.

(6)
Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b)
Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)
(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by refer- ence to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b)
Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(c)	Rule 22c-2 Agreement with American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141763) filed on April 2, 2007.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-141763) filed on April 16, 2010.

(11)	Not Applicable

(12)	Not Applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-145531) filed on August 26, 2010.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York’s executive officers.

Name	Positions and Offices with Depositor

Charles C. Cornelio*****	Executive Vice President, Chief Administrative Officer and Director
Frederick J. Crawford***	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***	Director
C. Phillip Elam, II*****	Senior Vice President and Chief Investment Officer
Dennis R. Glass***	President and Director
George W. Henderson, III	Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen*****	Senior Vice President and Director
M. Leanne Lachman	Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia	Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard	Director
20 Cates Ridge
Atlanta, GA 30327
Larry A. Samplatsky****	Vice President and Chief Compliance Officer
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Rise’ C.M. Taylor**	Vice President and Treasurer

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
****Principal business address is 350 Church Street, Hartford, CT 06103
*****Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2010 there were 8,233 contract owners under Account H.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnifi- cation in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O’Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d)
Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of October, 2010.

Lincoln Life & Annuity Variable Annuity Account H (Registrant)
American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

By:  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By: /s/Delson R. Campbell
Delson R. Campbell
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

/s/Brian A. Kroll
Brian A. Kroll
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 28, 2010.

Signature	Title
*	President
Dennis R. Glass	(Principal Executive Officer)
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Administrative Officer and Direc-
Charles C. Cornelio	tor
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Director
Robert W. Dineen
*	Director
George W. Henderson, III
*	Director
Mark E. Konen
*	Director
M. Leanne Lachman
*	Director
Louis G. Marcoccia
*	Director
Patrick S. Pittard
*By:/s/Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell